Receivables and Inventories Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Trade receivables		$ 1,415	$ 1,278
Tax receivables		15	16
Other receivables		19	32
Allowance for doubtful accounts		(14)	(13)
Total Receivables, Net	$ 1,367	$ 1,435	$ 1,313